Unaudited Condensed Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,938	¥ 19,937	¥ 976
Accounts receivable, net	748	5,074	6,522
Prepayment and other current assets, net	40,036	271,649	165,379
Total current assets	43,724	296,674	172,877
Non-current assets:
Property, equipment and software, net	8	57
Right-of-use assets	346	2,346
Other non-current assets	28	190
Total non-current assets	382	2,593
Total assets	44,106	299,267	172,877
Current liabilities:
Accounts payable	90	610	6,499
Contract liabilities	1,100	7,463	189
Salary and welfare benefits payable	327	2,216	2,017
Other taxes payable	5	32	4
Lease liabilities- current portion	246	1,668
Other current liabilities	142	958	906
Total current liabilities	2,871	19,470	16,220
Warrant liability	2,294	15,558	24,377
Lease liabilities- non current portion	151	1,023
Total non-current liabilities	5,987	40,614	24,377
Total liabilities	8,858	60,084	40,597
Commitments and contingencies
Shareholders’ equity:
Treasury stock (8,548,547 treasury stock as of December 31, 2025; 8,548,547 treasury stock as of June 30, 2026)	(1,933)	(13,113)	(13,113)
Additional paid-in capital	376,659	2,555,672	1,501,288
Stock subscription receivable	(121,671)	(825,542)
Accumulated deficit	(237,243)	(1,609,713)	(1,418,827)
Accumulated other comprehensive income	8,756	59,414	56,998
Total shareholders’ equity	35,248	239,183	132,280
TOTAL LIABILITIES AND EQUITY	44,106	299,267	172,877
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	10,675	72,430	5,899
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	5	35	35
Related party
Current assets:
Receivables due from related parties	2	14
Current liabilities:
Payables due to related parties	88	597	397
Third Party
Current liabilities:
Payable third-party loans	873	5,926	6,208
Payable third-party loans	$ 3,542	¥ 24,033